CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary Shares Adjustment CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury shares Adjustment CNY (¥)	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital Adjustment CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive (loss) income Adjustment CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Retained earnings (Accumulated deficit) Adjustment CNY (¥)	Retained earnings (Accumulated deficit) CNY (¥)	Retained earnings (Accumulated deficit) USD ($)	Total Cango Inc.'s equity Adjustment CNY (¥)	Total Cango Inc.'s equity CNY (¥)	Total Cango Inc.'s equity USD ($)	Adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2021		¥ 204,260						¥ 4,671,769,821			¥ (187,517,110)			¥ 2,991,373,063			¥ 6,990,566,821			¥ 6,990,566,821
Balance Beginning (in shares) at Dec. 31, 2021 | shares		279,485,132	279,485,132
Treasury shares, beginning (in shares) at Dec. 31, 2021 | shares					(485,263,213)	(485,263,213)
Repurchase of ordinary shares					¥ (105,835,309)												(105,835,309)			(105,835,309)
Repurchase of ordinary shares (in shares) | shares		(11,718,250)	(11,718,250)
Exercise of share options					32,093,306			(25,051,869)									7,041,437			¥ 7,041,437
Exercise of share options (in shares) | shares		1,817,288	1,817,288																	1,817,288	1,817,288
Share-based compensation (note 23)								158,522,520									158,522,520			¥ 158,522,520
Net income (loss)														(1,111,207,883)			(1,111,207,883)			(1,111,207,883)
Other comprehensive income (loss)											253,877,012						253,877,012			253,877,012
Dividends to shareholders														(1,871,055,593)			(1,871,055,593)			(1,871,055,593)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2022		¥ 204,260			¥ (559,005,216)			4,805,240,472			66,359,902			9,109,587			4,321,909,005			4,321,909,005
Balance Ending (in shares) at Dec. 31, 2022 | shares		269,584,170	269,584,170
Treasury shares, ending (in shares) at Dec. 31, 2022 | shares					(559,005,216)	(559,005,216)
Repurchase of ordinary shares		¥ 0			¥ (246,882,138)			0			0			0			(246,882,138)			(246,882,138)
Repurchase of ordinary shares (in shares) | shares		(53,034,002)	(53,034,002)
Exercise of share options		¥ 0			32,756,606			(30,051,400)			0			0			2,705,206			¥ 2,705,206
Exercise of share options (in shares) | shares		1,285,640	1,285,640																	1,285,640	1,285,640
Share-based compensation (note 23)		¥ 0			0			38,490,513			0			0			38,490,513			¥ 38,490,513
Net income (loss)		0			0			0			0			(37,873,274)			(37,873,274)			(37,873,274)
Other comprehensive income (loss)		0			0			0			45,489,264			0			45,489,264			45,489,264
Equity, Attributable to Parent, Ending Balance (Adoption of ASC 326) at Dec. 31, 2023	¥ 0			¥ 0			¥ 0			¥ 0			¥ (306,862,089)			¥ (306,862,089)			¥ (306,862,089)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2023		¥ 204,260			(773,130,748)			4,813,679,585			111,849,166			(335,625,776)			3,816,976,487			3,816,976,487
Balance Ending (in shares) at Dec. 31, 2023 | shares		217,835,808	217,835,808
Repurchase of ordinary shares		¥ 0			(90,913,003)			0			0			0			(90,913,003)			(90,913,003)
Repurchase of ordinary shares (in shares) | shares		(11,492,392)	(11,492,392)
Exercise of share options		¥ 0			37,620,595			(35,016,854)			0			0			2,603,741			¥ 2,603,741
Exercise of share options (in shares) | shares		1,221,920	1,221,920																	1,221,920	1,221,920
Retirement of ordinary shares		¥ (5,173)			69,905,215			(69,900,042)			0			0			0
Share-based compensation (note 23)		0			0			17,114,743			0			0			17,114,743			¥ 17,114,743
Net income (loss)		0			0			0			0			299,815,046			299,815,046			299,815,046	$ 41,074,495
Other comprehensive income (loss)		0			0			0			41,032,858			0			41,032,858			41,032,858
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2024		¥ 199,087	$ 27,274		¥ (756,517,941)	$ (103,642,533)		¥ 4,725,877,432	$ 647,442,554		¥ 152,882,024	$ 20,944,751		¥ (35,810,730)	$ (4,906,050)		¥ 4,086,629,872	$ 559,865,996		¥ 4,086,629,872	$ 559,865,996
Balance Ending (in shares) at Dec. 31, 2024 | shares		207,565,336	207,565,336